ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME - Schedules of Accumulate Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net gain (loss) on qualifying cash flow hedging instruments, including share of affiliate	$ 3,414	$ (192)	$ 8,672
Losses associated with pensions	(12,956)	(12,400)	(15,251)
Losses associated with pensions, tax recoveries	0	0
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	1,916,179	2,237,422	1,771,727
Other comprehensive (loss) income before reclassification	3,050	(1,971)	914
Amount reclassified from accumulated other comprehensive income	0	382	3,235
Net current-period other comprehensive (loss) income	3,050	(1,589)	4,149
Transfer of additional paid in capital		1,579
Balance at end of the period	1,909,826	1,916,179	2,237,422
Pension and post retirement benefit plan adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	(12,400)	(15,251)	(12,731)
Other comprehensive (loss) income before reclassification	(556)	2,851	(2,520)
Amount reclassified from accumulated other comprehensive income	0	0	0
Net current-period other comprehensive (loss) income	(556)	2,851	(2,520)
Transfer of additional paid in capital	0	0
Balance at end of the period	(12,956)	(12,400)	(15,251)
Gains (losses) on cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	0	4,042	(2,676)
Other comprehensive (loss) income before reclassification	0	0	3,483
Amount reclassified from accumulated other comprehensive income	0	382	3,235
Net current-period other comprehensive (loss) income	0	382	6,718
Transfer of additional paid in capital	0	(4,424)
Balance at end of the period	0	0	4,042
Share of affiliates comprehensive income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	(192)	4,630	4,679
Other comprehensive (loss) income before reclassification	3,606	(4,822)	(49)
Amount reclassified from accumulated other comprehensive income	0	0	0
Net current-period other comprehensive (loss) income	3,606	(4,822)	(49)
Transfer of additional paid in capital	0	0
Balance at end of the period	3,414	(192)	4,630
Total accumulated comprehensive (loss) income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	(12,592)	(6,579)	(10,728)
Transfer of additional paid in capital	0	(4,424)
Balance at end of the period	$ (9,542)	$ (12,592)	$ (6,579)